PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2025
PROVISIONS
Schedule of provisions

	As at	As at
	December 31,	December 31,
	2024	2025
	USD’000	USD’000
Provision for restoration (Note)	14,434	17,166

Less: Amounts expected to be paid within one year	1,941	1,987
Amounts shown under non-current liabilities	12,493	15,179

Note: The provision is related to costs expected to be incurred to restore the leasehold properties according to lease agreements.

Schedule of movement in provisions

		Provision for
	Provision for	early termination
	restoration	of leases	Total
	USD’000	USD’000	USD’000
At January 1, 2024	9,406	—	9,406
Provision in the year	1,178	675	1,853
Remeasurement in the year	4,015	—	4,015
Utilized in the year	(283)	(675)	(958)
Interests accrued	491	—	491
Exchange adjustments	(373)	—	(373)
At December 31, 2024	14,434	—	14,434

Provision in the year	1,630	—	1,630
Remeasurement in the year	632	—	632
Termination	(127)	—	(127)
Utilized in the year	(775)	—	(775)
Interests accrued	719	—	719
Exchange adjustments	653	—	653
At December 31, 2025	17,166	—	17,166